RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Due from related parties	$ 873	$ 1,443
Contract asset	250	314
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	1,141	923
Long-term receivables	396	382
Financial instrument assets	823	400
Due from related parties	881	1,578
Contract asset	315	375
Total	$ 3,556	$ 3,658